Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Total Payments
Total	$ 350,691	$ 350,691
Arena Minerals Chile
Total	140,966	140,966
Proyecto Pastos Grandes
Total	$ 560,416	$ 560,416